Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use Asset And Lease Liability
Remainder of 2021	$ 25,584
Year 1	102,891	$ 154,559
Year 2	69,333	102,891
Year 3		69,333
Total lease payments	197,808	326,783
Less: Interest	17,915	30,544
Total	179,893	296,239	$ 755,909
Less interest	$ (17,915)	$ (30,544)